WILMER CUTLER PICKERING

HALE AND DORR LLP

July 27, 2005	Hal J. Leibowitz

Securities and Exchange Commission Division of Corporation Finance 100 F Street, N.E. Washington, D.C. 20549	60 STATE STREET BOSTON, MA 02109 +1 617 526 6461 +1 617 526 5000 fax hal.leibowitz@wilmerhale.com

Attention: Pamela A. Long, Esq.

Re:	Saucony, Inc.
Amendment No. 1 to Schedule 14A
Filed July 11, 2005
File No. 000-05083

Ladies and Gentlemen:

On behalf of Saucony, Inc. (“Saucony” or the “Company”), submitted herewith for filing is Amendment No. 2 (“Amendment No. 2”) to the Proxy Statement referenced above (the “Proxy Statement”).

This Amendment No. 2 is being filed in response to comments contained in a letter dated July 26, 2005 (the “Letter”) from Pamela A. Long, Esq. of the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to Mr. Michael Umana, Chief Financial Officer of Saucony.

The responses contained herein are based upon information provided to Wilmer Cutler Pickering Hale and Dorr LLP by the Company. The responses are keyed to the numbering of the comments in the Letter and to the headings used in the Letter. In most instances, the Company has responded to the comments in the Letter by making changes to the disclosure set forth in Amendment No. 2.

The Merger, page 16

Background of the Merger, page 16

1.	Please clarify how your board resolved the issue of environmental contamination with Stride Rite. We note your disclosure on page 20 that “although the other bidder’s bid did not include conditions related to environmental issues at our Brookfield, Massachusetts facility that had previously been raised by the other bidder . . . .” Please explain the resolution of this issue so that investors have a clearer picture of the background of the merger.

Response:	The Company has revised the disclosure on page 20 of Amendment No. 2 in response to the Staff’s comment.

BALTIMORE        BEIJING        BERLIN        BOSTON        BRUSSELS         LONDON

MUNICH        NEW YORK        NORTHERN VIRGINIA        OXFORD        WALTHAM        WASHINGTON

Securities and Exchange Commission

July 27, 2005

Opinion of the Financial Advisor, page 26

Comparable Company Trading Values Analysis, page 28

2.	Please confirm that you have stated the correct numbers for the range in the last paragraph on page 29 and the last sentence of the first paragraph on page 30. Revise, if necessary.

Response:	The Company has confirmed that the numbers for the range in the last paragraph on page 29 and the last sentence of the first paragraph on page 30 are correct.

Miscellaneous, page 37

3.	Please clarify Mr. Holman’s role with respect to Chestnut Partners, Inc.

Response:	The Company has revised the disclosure on page 37 of Amendment No. 2 in response to the Staff’s comment.

4.	Please disclose the total compensation paid to Chestnut Securities, Inc. and the total compensation paid to Chestnut Partners during each of the previous two years. See Item 1015(b)(4) of Regulation M-A.

Response:	The Company has revised the disclosure on page 37 of Amendment No. 2 in response to the Staff’s comment.

5.	Disclose the estimated dollar amounts payable to Chestnut Securities, Inc. assuming you complete the transaction. See Item 1015(b)(4) of Regulation M-A.

Response:	The Company has revised the disclosure on page 37 of Amendment No. 2 in response to the Staff’s comment.

Security Ownership of Management and Certain Beneficial Owners, page 68

6.	We note from a recent news article dated July 5, 2005 in the Boston Globe that West Coast Asset Management has sold possibly all of its Saucony stock. Please confirm to us whether this is true and revise your table as necessary, for this and any additional changes. We note that there do not appear to be any Section 13 filings made by this entity, however.

Securities and Exchange Commission

July 27, 2005

Response:	The Company has revised the disclosure on page 71 of Amendment No. 2 in response to the Staff’s comment.

For the Staff’s convenience, we are delivering a copy of Amendment No. 2 and this response letter directly to Matt Franker and Lesli Sheppard.

In order that Saucony may hold its shareholder meeting in a timely manner and to provide shareholders with adequate time to consider the proposed matters, we would appreciate receiving any comments the Staff may have concerning Amendment No. 2 as soon as practicable.

If you require additional information, please telephone either the undersigned at the telephone number indicated above or Stephanie Evans of this firm at (202) 663-6000.

Very truly yours,

/S/ Hal J. Leibowitz

Hal J. Leibowitz

cc:	Matthew Franker, Esq.
Lesli Sheppard, Esq.
Mr. Michael Umana
David E. Redlick, Esq.